STOCKHOLDERS' EQUITY	12 Months Ended
Feb. 23, 2019
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’
EQUITY
Equity-Based Compensation
The Company maintains the Albertsons Companies, Inc. Phantom Unit Plan (formerly, the AB Acquisition LLC Phantom Unit Plan) (the “Phantom Unit Plan”), an equity-based incentive plan, which provides for grants of “Phantom Units” to certain employees, directors and consultants. Prior to the Reorganization Transactions, the Phantom Unit Plan was maintained by its former parent, AB Acquisition, and each Phantom Unit provided the participant with a contractual right to receive, upon vesting, one incentive unit in AB Acquisition. Subsequent to the Reorganization Transactions, each Phantom Unit now provides the participant with a contractual right to receive, upon vesting, one management incentive unit in each of its parents, Albertsons Investor and KIM ACI, that collectively, own all of the outstanding shares of the Company. The Phantom Units vest over a service period, or upon a combination of both a service period and achievement of certain annual performance-based thresholds. Performance-based Phantom Units are deemed granted for accounting purposes once the future respective fiscal year annual performance targets are established. The annual performance target for a fiscal year is generally established shortly before or after the start of the fiscal year. For the Phantom Units subject solely to a service condition, the estimated total fair value is charged to compensation expense on a straight-line basis over the requisite service period. For the Phantom Units subject to a performance condition, compensation cost will be recognized when it is probable that the performance respective annual fiscal year performance targets will be achieved. The fair value of the Phantom Units is determined using an option pricing model, adjusted for lack of marketability and using an expected term or time to liquidity based on judgments made by management. Equity-based compensation expense recognized by the Company was $47.7 million, $45.9 million and $53.3 million in fiscal 2018, fiscal 2017 and fiscal 2016, respectively.
The Company recorded an income tax benefit of $12.9 million, $15.6 million and $11.1 million related to equity-based compensation in fiscal 2018, fiscal 2017 and fiscal 2016, respectively.
During fiscal 2018, the Company granted 1.9 million Phantom Units to its employees and directors, consisting of 1.5 million new awards issued and granted in fiscal 2018 and 0.4 million previously issued awards of performance-based Phantom Units that were deemed granted upon the establishment of the fiscal 2018 performance target and that would vest upon both the achievement of such performance target and continued service through the last day of fiscal 2018. The 1.5 million new awards issued and granted in fiscal 2018 include 1.4 million Phantom Units that have solely time-based vesting and 0.1 million performance-based Phantom Units that were deemed granted upon the establishment of the fiscal 2018 annual performance target and that would vest upon both the achievement of such performance target and continued service through the last day of fiscal 2018. The 1.9 million Phantom Units deemed granted have an aggregate grant date value of $60.2 million.
As of February 23, 2019, the Company had $53.7 million of unrecognized compensation cost related to 1.7 million unvested Phantom Units. That cost is expected to be recognized over a weighted average period of 2.5 years. The aggregate fair value of Phantom Units that vested in fiscal 2018 was $31.5 million. There are 0.8 million issued performance-based Phantom Units that will be deemed granted for accounting purposes once the future fiscal year annual performance targets are established.
Treasury Stock
During fiscal 2018, the Company repurchased 1,772,018 shares of common stock allocable to certain current and former members of management (the “management holders”) for $25.8 million in cash. The shares are classified as treasury stock on the Consolidated Balance Sheet. The shares repurchased represented a portion of the shares allocable to management. Proceeds from the repurchase were used by the management holders to repay outstanding loans of the management holders with a third party financial institution. As there is no current active market for shares of the Company’s common stock, the shares were repurchased at a negotiated price between the Company and the management holders.
Distribution
On June 30, 2017, the Company’s predecessor, Albertsons Companies, LLC, made a cash distribution of $250.0 million to its equityholders, which resulted in a modification of certain vested awards. As a result of the modification, equity-based compensation expense recognized for fiscal 2017 includes $2.4 million of additional expense.